Item G.1.b.i -The 	New Germany Fund, Inc. - Material Amendments to
Organizational Documents

The New Germany Fund, Inc.
(a Maryland corporation)
Bylaws
(Amended and Restated as of May 4, 2018)

ARTICLE I

Offices
      Section 1.	Principal Office.  The principal office of The New Germany
	  Fund, Inc. (the "Corporation") shall be located at such place or places as the Board of Directors may designate.
      Section 2.	Additional Offices.  The Corporation may have additional
	  offices at such places as the Board of Directors may from time to time determine or the business of the Corporation may require.

ARTICLE II

Stockholders
      Section 1.	Place of Meetings.  All meetings of the stockholders of the
	  Corporation shall be held at the principal office of the Corporation or
	  at such other place as may from time to time be set by the Board of
	  Directors and stated in the notice of meeting.
      Section 2.	Annual Meetings.  An annual meeting of the stockholders for
	  the election of Directors and transaction of any business within the
	  powers of the Corporation shall be held on a date and time and at a place
	  set by the Board of Directors each year and stated in the notice of the
	  meeting.
      Section 3.	Special Meetings.  (a)  General.  The President, Chief
	  Executive Officer or Board of Directors may call a special meeting of
	  the stockholders.  Subject to subsection (b) of this Section 3, a
	  special meeting of stockholders shall also be called by the Secretary of
	  the Corporation upon the written request of the stockholders entitled to
	  cast not less than a majority of all the votes entitled to be cast at
	  such meeting.
            (b)	Stockholder-Requested Special Meetings.  (1)  Any stockholder
			of record seeking to have stockholders request a special meeting
			shall, by sending written notice to the Secretary (the "Record
			Date Request Notice") by registered mail, return receipt requested,
			request the Board of Directors to fix a record date to determine
			the stockholders entitled to request a special meeting (the
			"Request Record Date").  The Record Date Request Notice shall set
			forth the purpose of the meeting and the matters proposed to be
			acted on at it, shall be signed by one or more stockholders of
			record as of the date of signature (or their duly authorized
			agents), shall bear the date of signature of each such stockholder
			(or other agent) and shall set forth all information relating to
			each such stockholder that must be disclosed in solicitations of
			proxies for election of Directors in an election contest (even if
			an election contest is not involved), or is otherwise required,
			in each case pursuant to Regulation 14A under the Securities
			Exchange Act of 1934, as amended (the "Exchange Act"), or pursuant
			to the Investment Company Act of 1940, as amended (the "Investment
			Company Act"), and the rules promulgated thereunder.  Upon
			receiving the Record Date Request Notice, the Board of Directors
			may fix a Request Record Date.  The Request Record Date shall not
			precede and shall not be more than ten days after the close of
			business on the date on which the resolution fixing the Request
			Record Date is adopted by the Board of Directors.  If the Board
			of Directors, within ten days after the date on which a valid
			Record Date Request Notice is received, fails to adopt a
			resolution fixing the Request Record Date and make a public
			announcement of such Request Record Date, the Request Record Date
			shall be the close of business on the tenth day after the first
			date on which the Record Date Request Notice is received by the
			Secretary.
            (2)	In order for any stockholder to request a special meeting to
			act on any matter that may properly be considered at a meeting of
			stockholders, one or more written requests for a special meeting
			signed by stockholders of record (or their duly authorized agents)
			as of the Request Record Date entitled to cast not less than a
			majority (the "Special Meeting Percentage") of all of the votes
			entitled to be cast on such matter at such meeting (the "Special
			Meeting Request") shall be delivered to the Secretary.  In
			addition, the Special Meeting Request shall set forth the purpose
			of the meeting and the matters proposed to be acted on at it
			(which shall be limited to the matters set forth in the Record
			Date Request Notice received by the Secretary), shall bear the
			date of signature of each such stockholder (or other agent)
			signing the Special Meeting Request, shall set forth the name and
			address, as they appear in the Corporation's books, of each
			stockholder signing such request (or on whose behalf the Special
			Meeting Request is signed), the class and number of shares of stock
			of the Corporation which are owned of record and beneficially by
			each such stockholder and the nominee holder for, and number of,
			shares of stock of the Corporation owned beneficially but not of
			record by such stockholder, shall be sent to the Secretary by
			registered mail, return receipt requested, and shall be received
			by the Secretary within 60 days after the Request Record Date.  Any
			requesting stockholder may revoke his, her or its request for a
			special meeting at any time by written revocation delivered to the
			Secretary.
           (3)	The Secretary shall inform the requesting stockholders of the
		   reasonably estimated cost of preparing and mailing the notice of
		   meeting (including the Corporation's proxy materials).  The
		   Secretary shall not be required to call a special meeting upon
		   stockholder request and such meeting shall not be held unless, in
		   addition to the documents required by paragraph (2) of this Section
		   3(b), the Secretary receives payment of such reasonably estimated
		   cost prior to the preparation and mailing or delivery of any notice
		   of the meeting.
            (4)	Except as provided in the next sentence, any special meeting
			shall be held at such place, date and time as may be designated by
			the President, Chief Executive Officer or Board of Directors,
			whoever has called the meeting.  In the case of any special meeting
			called by the Secretary upon the request of stockholders (a
			"Stockholder-Requested Meeting"), such meeting shall be held at
			such place, date and time as may be designated by the Board of
			Directors; provided, however, that the date of any
			Stockholder-Requested Meeting shall be not more than 90 days after
			the record date for such meeting (the "Meeting Record Date"); and
			provided further that if the Board of Directors fails to
			designate, within ten days after the date that a valid Special
			Meeting Request is actually received by the Secretary (the
			"Delivery Date"), a date and time for a Stockholder-Requested
			Meeting, then such meeting shall be held at 2:00 p.m. local time
			on the 90th day after the Meeting Record Date or, if such 90th day
			is not a Business Day (as defined below), on the first preceding
			Business Day; and provided further that in the event that the
			Board of Directors fails to designate a place for a
			Stockholder-Requested Meeting within ten days after the Delivery
			Date, then such meeting shall be held at the principal executive
			offices of the Corporation.  In fixing a date for any special
			meeting, the President, Chief Executive Officer or Board of
			Directors may consider such factors as he, she or it deems
			relevant within the good faith exercise of business judgment,
			including, without limitation, the nature of the matters to be
			considered, the facts and circumstances surrounding any request
			for meeting and any plan of the Board of Directors to call an
			annual meeting or a special meeting.  In the case of any
			Stockholder-Requested Meeting, if the Board of Directors fails to
			fix a Meeting Record Date that is a date within 30 days after the
			Delivery Date, then the close of business on the 30th day after
			the Delivery Date shall be the Meeting Record Date.
            (5)	If at any time as a result of written revocations of requests
			for the special meeting, stockholders of record (or their duly
			authorized agents) as of the Request Record Date entitled to cast
			less than the Special Meeting Percentage shall have delivered and
			not revoked requests for a special meeting, the Secretary may
			refrain from mailing the notice of the meeting or, if the notice
			of the meeting has been mailed, the Secretary may revoke the
			notice of the meeting at any time before ten days before the
			meeting if the Secretary has first sent to all other requesting
			stockholders written notice of such revocation and of intention to
			revoke the notice of the meeting.  Any request for a special
			meeting received after a revocation by the Secretary of a notice
			of a meeting shall be considered a request for a new special
			meeting.
            (6)	The Chairman of the Board of Directors, the President or the
			Board of Directors may appoint regionally or nationally recognized
			independent inspectors of elections to act as the agent of the
			Corporation for the purpose of promptly performing a ministerial
			review of the validity of any purported Special Meeting Request
			received by the Secretary.  For the purpose of permitting the
			inspectors to perform such review, no such purported request
			shall be deemed to have been delivered to the Secretary until the
			earlier of (i) five Business Days after receipt by the Secretary
			of such purported request and (ii) such date as the independent
			inspectors certify to the Corporation that the valid requests
			received by the Secretary represent stockholders of record entitled
			to cast not less than the Special Meeting Percentage.  Nothing
			contained in this paragraph (6) shall in any way be construed to
			suggest or imply that the Corporation or any stockholder shall not
			be entitled to contest the validity of any request, whether during
			or after such five Business Day period, or to take any other
			action (including, without limitation, the commencement,
			prosecution or defense of any litigation with respect thereto,
			and the seeking of injunctive relief in such litigation).
            (7)	For purposes of these Bylaws, "Business Day" shall mean any
			day other than a Saturday, a Sunday or a day on which banking
			institutions in the State of New York are authorized or
			obligated by law or executive order to close.
      Section 4.	Notice of Meetings of Stockholders.  Not less than ten
	  nor more than 90 days before each meeting of stockholders, the
	  Secretary shall give to each stockholder entitled to vote at such
	  meeting and to each stockholder not entitled to vote who is entitled to
	  notice of the meeting notice in writing or by electronic transmission
	  stating the time and place of the meeting and, in the case of a special
	  meeting or as otherwise may be required by any statute, the purpose for
	  which the meeting is called, either by mail, presenting it to the
	  stockholder personally, leaving it at the stockholder's residence or
	  usual place of business, by electronic transmission or transmitting the
	  notice to the stockholder in any other manner authorized by law.  If
	  mailed, notice shall be deemed to be given when deposited in the United
	  States mail addressed to the stockholder at the stockholder's post
	  office address as it appears upon the books of the Corporation, with
	  postage thereon prepaid.  If transmitted electronically, such notice
	  shall be deemed to be given when transmitted to the stockholder by an
	  electronic transmission to any address or number of the stockholder at
	  which the stockholder receives electronic transmissions.  The Corporation
	  may give a single notice to all stockholders who share an address, which
	  single notice shall be effective as to any stockholder at such address,
	  unless a stockholder objects to receiving such single notice or revokes
	  a prior consent to receiving such single notice.  Failure to give notice
	  of any meeting to one or more stockholders, or any irregularity in such
	  notice, shall not affect the validity of any meeting fixed in accordance
	  with this Article II or the validity of any proceedings at any such
	  meeting.  The Corporation may postpone or cancel a meeting of
	  stockholders by making a public announcement (as defined in Section
	  13(c)(3) of this Article II) of such postponement or cancellation prior
	  to the meeting.  Notice of the date, time and place to which the meeting
	  is postponed shall be given not less than ten days prior to such date
	  and otherwise in the manner set forth in this section.
      Section 5.	Scope of Notice.  Any business of the Corporation may be
	  transacted at an annual meeting of stockholders without being
	  specifically designated in the notice, except such business as is
	  required by any statute to be stated in such notice.  No business shall
	  be transacted at a special meeting of stockholders except as
	  specifically designated in the notice.
      Section 6.	Quorum.  At any meeting of stockholders, the presence in
	  person or by proxy of stockholders entitled to cast one-third of all the
	  votes entitled to be cast at such meeting shall constitute a quorum; but
	  this section shall not affect any requirement under any statute or the
	  charter of the Corporation for the vote necessary for the adoption of any
	  measure.  If, however, such quorum shall not be present at any meeting
	  of the stockholders, the chairman of the meeting, in accordance with
	  Section 12 of this Article II of these Bylaws, shall have the power to
	  adjourn the meeting from time to time to a date not more than 120 days
	  after the original record date without notice other than announcement at
	  the meeting.  At such adjourned meeting at which a quorum shall be
	  present, any business may be transacted which might have been transacted
	  at the meeting as originally notified.
      The stockholders present either in person or by proxy, at a meeting
	  which has been duly called and at which a quorum has been established,
	  may continue to transact business until adjournment, notwithstanding the
	  withdrawal from the meeting of enough stockholders to leave stockholders
	  with fewer shares than would be required to establish a quorum.
      Section 7.	Voting.  A nominee for Director shall be elected as a
	  Director only if such nominee receives the affirmative vote of a majority
	  of the total number of votes entitled to be cast thereon at a meeting of
	  stockholders duly called and at which a quorum is present.  Each share
	  may be voted for as many individuals as there are Directors to be
	  elected and for whose election the share is entitled to be voted.  A
	  majority of the votes cast at a meeting of stockholders duly called and
	  at which a quorum is present shall be sufficient to approve any other
	  matter which may properly come before the meeting, unless more than a
	  majority of the votes cast is required by statute or by the charter of
	  the Corporation.  Unless otherwise provided in the charter, each
	  outstanding share, regardless of class, shall be entitled to one vote on
	  each matter submitted to a vote at a meeting of stockholders.
      Section 8.	Proxies.  A stockholder may cast the votes entitled to be
	  cast by the shares of stock of the Corporation owned of record by him,
	  her or it either in person or by proxy executed by the stockholder or
	  the stockholder's duly authorized agent in any manner authorized by law.
	  Such proxy shall be filed with the Secretary of the Corporation before
	  or at the time of the meeting.  No proxy shall be valid after eleven
	  months from the date of its execution, unless otherwise provided in the
	  proxy.
      Section 9.	Voting of Stock by Certain Holders.  Stock of the
	  Corporation registered in the name of a corporation, limited liability
	  company, partnership, joint venture, trust or other entity, if entitled
	  to be voted, may be voted by the President or a Vice President, member,
	  manager, general partner or trustee thereof, as the case may be, or a
	  proxy appointed by any of the foregoing individuals, unless some other
	  person who has been appointed to vote such stock pursuant to a bylaw or
	  a resolution of the governing body of such corporation or other entity
	  or agreement of the partners of a partnership presents a certified copy
	  of such bylaw, resolution or agreement, in which case such person may
	  vote such stock.  Any Director or other fiduciary may vote stock
	  registered in his or her name as such fiduciary, either in person or by
	  proxy.
      Shares of stock of the Corporation directly or indirectly owned by it
	  shall not be voted at any meeting and shall not be counted in determining
	  the total number of outstanding shares entitled to be voted at any given
	  time, unless they are held by it in a fiduciary capacity, in which case
	  they may be voted and shall be counted in determining the total number
	  of outstanding shares at any given time.
      The Board of Directors may adopt by resolution a procedure by which a
	  stockholder may certify in writing to the Corporation that any shares of
	  stock registered in the name of the stockholder are held for the account
	  of a specified person other than the stockholder.  The resolution shall
	  set forth the class of stockholders who may make the certification, the
	  purpose for which the certification may be made, the form of
	  certification and the information to be contained in it; if the
	  certification is with respect to a record date or closing of the stock
	  transfer books, the time after the record date or closing of the stock
	  transfer books within which the certification must be received by the
	  Corporation; and any other provisions with respect to the procedure
	  which the Board of Directors considers necessary or desirable.  On
	  receipt of such certification, the person specified in the certification
	  shall be regarded as, for the purposes set forth in the certification,
	  the stockholder of record of the specified stock in place of the
	  stockholder who makes the certification.
      Section 10.	Inspectors.  The Board of Directors, in advance of any
	  meeting, may, but need not, appoint one or more individual inspectors
	  or one or more entities that designate individuals as inspectors to act
	  at the meeting or any adjournment thereof.  If an inspector is, or
	  inspectors are, not appointed, the person presiding at the meeting may,
	  but need not, appoint one or more inspectors.  In case any person who
	  may be appointed as an inspector fails to appear or act, the vacancy may
	  be filled by appointment made by the Board of Directors in advance of
	  the meeting or at the meeting by the chairman of the meeting.  The
	  inspectors, if any, shall (i) determine the number of shares of stock
	  represented at the meeting, in person or by proxy, and the validity and
	  effect of proxies, (ii) receive and tabulate all votes, ballots or
	  consents, (iii) report such tabulation to the chairman of the meeting,
	  (iv) hear and determine all challenges and questions arising in
	  connection with the right to vote, and (v) do such acts as are proper to
	  fairly conduct the election or vote.  Each such report shall be in
	  writing and signed by the inspector or by a majority of them if there is
	  more than one inspector acting at such meeting.  If there is more than
	  one inspector, the report of a majority shall be the report of the
	  inspectors.  The report of the inspector or inspectors on the number of
	  shares represented at the meeting and the results of the voting shall be
	  prima facie evidence thereof.
      Section 11.	Presiding Officer - Stockholders Meetings.  At every
	  meeting of stockholders, an individual appointed by the Board of
	  Directors to be chairman of the meeting shall conduct the meeting or, in
	  the absence of such appointment or appointed individual, the Chairman of
	  the Board, if there be one, shall conduct the meeting or, in the case of
	  vacancy in office or absence of the Chairman of the Board, one of the
	  following Directors or officers present shall conduct the meeting in the
	  order stated:  the Vice Chairman of the Board, if there be one, the Chief
	  Executive Officer, the President, the Vice Presidents in their order of
	  rank and seniority, or a chairman chosen by the stockholders entitled to
	  cast a majority of the votes which all stockholders present in person or
	  by proxy are entitled to cast, shall act as chairman, and the Secretary,
	  or, in his or her absence, an Assistant Secretary, or in the absence of
	  both the Secretary and Assistant Secretaries, a person appointed by the
	  chairman shall act as secretary.
      Section 12.	Conduct of Stockholders Meetings.  The order of business
	  and all other matters of procedure at any meeting of stockholders shall
	  be determined by the chairman of the meeting.  The chairman of the
	  meeting may prescribe such rules, regulations and procedures and take
	  such action as, in the discretion of such chairman, are appropriate for
	  the proper conduct of the meeting, including, without limitation, (a)
	  restricting admission to the time set for the commencement of the
	  meeting; (b) limiting attendance at the meeting to stockholders of
	  record of the Corporation, their duly authorized proxies or other such
	  persons as the chairman of the meeting may determine; (c) limiting
	  participation at the meeting on any matter to stockholders of record of
	  the Corporation entitled to vote on such matter, their duly authorized
	  proxies or other such persons as the chairman of the meeting may
	  determine; (d) limiting the time allotted to questions or comments by
	  participants; (e) determining when and for how long the polls should be
	  opened and when the polls should be closed; (f) maintaining order and
	  security at the meeting; (g) concluding the meeting or recessing or
	  adjourning the meeting to a later date and time and a place announced at
	  the meeting and (h) complying with any state and local laws and
	  regulations concerning safety and security.  Unless otherwise determined
	  by the chairman of the meeting, meetings of stockholders shall not be
	  required to be held in accordance with the rules of parliamentary procedure.
      Section 13.  Advance Notice of Stockholder Nominees for Director and
	  Other Stockholder Proposals.  (a)  Annual Meetings of Stockholders.
            (1)		Nominations of individuals for election to the Board of
			Directors and the proposal of other business to be considered by
			the stockholders may be made at an annual meeting of stockholders
			(i) pursuant to the Corporation's notice of meeting, (ii) by or at
			the direction of the Board of Directors or (iii) by any
			stockholder of the Corporation who was a stockholder of record as
			of the record date set by the Board of Directors for the purpose
			of determining stockholders entitled to vote at the annual meeting,
			at the time of giving of notice by the stockholder as provided for
			in this Section 13(a) and at the time of the annual meeting, who
			is entitled to vote at the meeting in the election of each
			individual so nominated or on any such other business and who has
			complied with this Section 13(a).
            (2)		For any nomination or other business to be properly brought
			before an annual meeting by a stockholder pursuant to clause (iii)
			of paragraph (a)(1) of this Section 13, the stockholder must have
			given timely notice thereof in writing to the Secretary of the
			Corporation and, in the case of any such other business, such other
			business must otherwise be a proper matter for action by the
			stockholders.  To be timely, a stockholder's notice shall set forth
			all information required under this Section 13 and shall be
			delivered to the Secretary of the Corporation not earlier than the
			150th day nor later than 5:00 p.m., Eastern Time, on the 120th day
			prior to the first anniversary of the date of the proxy statement
			(as defined in Section 13(c)(3) of this Article II) for the
			preceding year's annual meeting; provided, however, that, in the
			event that the date of the annual meeting is advanced or delayed
			by more than 30 days from the first anniversary of the date of the
			preceding year's annual meeting, in order for notice by the
			stockholder to be timely, such notice must be so delivered not
			earlier than the 150th day prior to the date of such annual
			meeting and not later than 5:00 p.m., Eastern Time, on the later
			of the 120th day prior to the date of such annual meeting or the
			tenth day following the day on which public announcement of the
			date of such meeting is first made.  The public announcement of a
			postponement or adjournment of an annual meeting shall not commence
			a new time period for the giving of a stockholder's notice as
			described above.
            (3)		Such stockholder's notice shall set forth:
            (i) as to each individual whom the stockholder proposes to nominate
			for election or reelection as a Director (each, a "Proposed
			Nominee"), (A) all information relating to the Proposed
			Nominee that would be required to be disclosed in connection with
			the solicitation of proxies for the election of the Proposed
			Nominee as a Director in an election contest (even if an election
			contest is not involved), or would otherwise be required in
			connection with such solicitation, in each case pursuant to
			Regulation 14A (or any successor provision) under the Exchange Act
			and the rules thereunder; and
            (B) whether such stockholder believes any such Proposed Nominee
			is, or is not, an "interested person" of the Corporation, as
			defined in the Investment Company Act, and information regarding
			such individual that is sufficient, in the discretion of the Board
			of Directors or any committee thereof or any authorized officer of
			the Corporation, to make such determination;
            (ii) as to any other business that the stockholder proposes to
			bring before the meeting, a description of such business, the
			stockholder's reasons for proposing such business at the meeting
			and any material interest in such business of such stockholder or
			any Stockholder Associated Person (as defined below), individually
			or in the aggregate, including any anticipated benefit to the
			stockholder or the Stockholder Associated Person therefrom, other
			than an interest arising from the ownership of Company Securities
			where such stockholder, Proposed Nominee or Stockholder Associated
			Person receives no extra or special benefit not shared on a pro
			rata basis by all other holders of the same class;
            (iii) as to the stockholder giving the notice, any Proposed Nominee
			and any Stockholder Associated Person,
            (A) the class and number of all shares of stock or other securities
			of the Corporation or any affiliate thereof (collectively, the
			"Company Securities"), if any, which are owned (beneficially or of
			record) by such stockholder, Proposed Nominee or Stockholder
			Associated Person, the date on which each such Company Security was
			acquired, and any short interest (including any opportunity to
			profit or share in any benefit from any decrease in the price of
			such stock or other security) in any Company Securities of any such
			person;
            (B) the nominee holder for, and number of, any Company Securities
			owned beneficially but not of record by such stockholder, Proposed
			Nominee or Stockholder Associated Person;
            (C) whether and the extent to which such stockholder, Proposed
			Nominee or Stockholder Associated Person, directly or indirectly
			(through brokers, nominees or otherwise), is subject to or during
			the last twelve months has engaged in any hedging, derivative or
			other transaction or series of transactions or entered into any
			other agreement, arrangement or understanding (including any short
			interest, any borrowing or lending of securities or any proxy or
			voting agreement), the effect or intent of which is to (I) manage
			risk or benefit, for such stockholder, Proposed Nominee or
			Stockholder Associated Person, of changes in the price of Company
			Securities or (II) increase or decrease the voting power of such
			stockholder, Proposed Nominee or Stockholder Associated Person in
			the Corporation or any affiliate thereof disproportionately to such
			person's economic interest in the Company Securities; and
            (D) any substantial interest, direct or indirect (including,
			without limitation, any existing or prospective commercial,
			business or contractual relationship with the Corporation), by
			security holdings or otherwise, of such stockholder, Proposed
			Nominee or Stockholder Associated Person, in the Corporation or
			any affiliate thereof, other than an interest arising from the
			ownership of Company Securities where such stockholder, Proposed
			Nominee or Stockholder Associated Person receives no extra or
			special benefit not shared on a pro rata basis by all other
			holders of the same class;
             (iv) as to the stockholder giving the notice, any Stockholder
			 Associated Person with an interest or ownership referred to in
			 clauses (ii) or (iii) of this paragraph (3) of this Section 13(a)
			 and any Proposed Nominee, the name and address of such
			 stockholder, as they appear on the Corporation's stock ledger,
			 and the current name and business address, if different, of each
			 such Stockholder Associated Person and any Proposed Nominee.
            (4)		Such stockholder's notice shall, with respect to any
			Proposed Nominee, be accompanied by a certificate executed by the
			Proposed Nominee (i) certifying that such Proposed Nominee (a) is
			not, and will not become a party to, any agreement, arrangement or
			understanding with any person or entity other than the Corporation
			in connection with service or action as a Director that has not
			been disclosed to the Corporation and (b) will serve as a Director
			of the Corporation if elected; and (ii) attaching a completed
			Proposed Nominee questionnaire (which questionnaire shall be
			provided by the Corporation, upon request, to the stockholder in
			advance of providing the notice and shall, as completed, include
			all information relating to the Proposed Nominee that would be
			required to be disclosed in connection with the solicitation of
			proxies for the election of the Proposed Nominee as a Director in
			an election contest (even if an election contest is not involved),
			or would otherwise be required in connection with such
			solicitation, in each case pursuant to Regulation 14A (or any
			successor provision) under the Exchange Act and the rules
			thereunder, or would be required pursuant to the rules of any
			national securities exchange or over-the-counter market on which
			the Corporation's securities are listed or traded).  Such Proposed
			Nominee questionnaire shall, as completed, also include a statement
			specifying which of clauses (1)-(7) of the definition of "Relevant
			Experience and Country Knowledge" in Article III, Section 3 of the
			Bylaws the person being nominated satisfies, information relating
			to such person sufficient to support a determination that the
			person satisfies the specified clause or clauses of the definition
			and a representation that the person does not have a "Conflict of
			Interest" as defined in Article III, Section 3 of the Bylaws.
            (5)		Notwithstanding anything in this subsection (a) of  this
			Section 13 to the contrary, in the event that the number of
			Directors to be elected to the Board of Directors is increased,
			and there is no public announcement of such action at least 130
			days prior to the first anniversary of the date of the proxy
			statement (as defined in Section 13(c)(3) of this Article II) for
			the preceding year's annual meeting, a stockholder's notice
			required by this Section 13(a) shall also be considered timely,
			but only with respect to nominees for any new positions created by
			such increase, if it shall be delivered to the Secretary of the
			Corporation not later than 5:00 p.m., Eastern Time, on the tenth
			day following the day on which such public announcement is first
			made by the Corporation.
            (6)		For purposes of this Section 13, "Stockholder Associated
			Person" of any stockholder means (i) any person acting in concert
			with such stockholder, (ii) any beneficial owner of shares of stock
			of the Corporation owned of record or beneficially by such
			stockholder (other than a stockholder that is a depositary) and
			(iii) any person that directly, or indirectly through one or more
			intermediaries, controls, or is controlled by, or is under common
			control with, such stockholder or such Stockholder Associated
			Person.
      (b)		Special Meetings of Stockholders.  Only such business shall be
	  conducted at a special meeting of stockholders as shall have been brought
	  before the meeting pursuant to the Corporation's notice of meeting.
	  Nominations of individuals for election to the Board of Directors may be
	  made at a special meeting of stockholders at which Directors are to be
	  elected only (i) by or at the direction of the Board of Directors or (ii)
	  provided that the special meeting has been called in accordance with
	  Section 3 of this Article II for the purpose of electing Directors, by
	  any stockholder of the Corporation who is a stockholder of record as of
	  the record date set by the Board of Directors for the purpose of
	  determining stockholders entitled to vote at the special meeting, at the
	  time of giving of notice provided for in this Section 13 and at the time
	  of the special meeting, who is entitled to vote at the meeting in the
	  election of each individual so nominated and who has complied with the
	  notice procedures set forth in this Section 13.  In the event the
	  Corporation calls a special meeting of stockholders for the purpose of
	  electing one or more individuals to the Board of Directors, any such
	  stockholder may nominate an individual or individuals (as the case may
	  be) for election as a Director as specified in the Corporation's notice
	  of meeting, if the stockholder's notice, containing the information
	  required by paragraphs (a)(3) and (4) of this Section 13 shall be
	  delivered to the Secretary of the Corporation not earlier than the 120th
	  day prior to such special meeting and not later than 5:00 p.m., Eastern
	  Time, on the later of the 90th day prior to such special meeting or the
	  tenth day following the day on which public announcement is first made
	  of the date of the special meeting and of the nominees proposed by the
	  Board of Directors to be elected at such meeting.  The public
	  announcement of a postponement or adjournment of a special meeting shall
	  not commence a new time period for the giving of a stockholder's notice
	  as described above.
      (c)		General.	(1)  If information submitted pursuant to this
	  Section 13 by any stockholder proposing a nominee for election as a
	  Director or any proposal for other business at a meeting of stockholders
	  shall be inaccurate in any material respect, such information may be
	  deemed not to have been provided in accordance with this Section 13.
	  Any such stockholder shall notify the Corporation of any material
	  inaccuracy or change (within two Business Days of becoming aware of such
	  inaccuracy or change) in any such information.  Upon written request by
	  the Secretary of the Corporation or the Board of Directors, any such
	  stockholder shall provide, within five Business Days of delivery of such
	  request (or such other period as may be specified in such request), (A)
	  written verification, satisfactory, in the discretion of the Board of
	  Directors or any authorized officer of the Corporation, to demonstrate
	  the accuracy of any information submitted by the stockholder pursuant to
	  this Section 13, and (B) a written update of any information (including,
	  if requested by the Corporation, written confirmation by such stockholder
	  that it continues to intend to bring such nomination or other business
	  proposal before the meeting) submitted by the stockholder pursuant to
	  this Section 13 as of an earlier date.  If a stockholder fails to provide
	  such written verification or written update within such period, the
	  information as to which written verification or a written update was
	  requested may be deemed not to have been provided in accordance with this
	  Section 13.
            (2)		Only such individuals whose nomination is made in
			accordance with this Section 13 shall be eligible for nomination
			and election by stockholders as Directors, and only such business
			shall be conducted at a meeting of stockholders as shall have been
			brought before the meeting in accordance with this Section 13.  The
			chairman of the meeting shall have the power to determine whether
			a nomination or any other business proposed to be brought before
			the meeting was made or proposed, as the case may be, in accordance
			with this Section 13.
            (3)		For purposes of this Section 13, "the date of the proxy
			statement" shall have the same meaning as "the date of the
			company's proxy statement released to shareholders" as used in
			Rule 14a-8(e) promulgated under the Exchange Act, as interpreted
			by the Securities and Exchange Commission or the Staff thereof
			from time to time.  "Public announcement" shall mean disclosure
			(i) in a press release reported by the Dow Jones News Service,
			Associated Press, Business Wire, PR Newswire or other widely
			circulated news or wire service or (ii) in a document publicly
			filed by the Corporation with the Securities and Exchange
			Commission and the staff thereof pursuant to the Exchange Act or
			the Investment Company Act.
            (4)		Notwithstanding the foregoing provisions of this Section
			13, a stockholder shall also comply with all applicable
			requirements of state law and of the Exchange Act and the
			Investment Company Act and the rules and regulations thereunder
			with respect to the matters set forth in this Section 13.  Nothing
			in this Section 13 shall be deemed to affect any right of a
			stockholder to request inclusion of a proposal in, or the right of
			the Corporation to omit a proposal from, the Corporation's proxy
			statement pursuant to Rule 14a-8 (or any successor provision)
			under the Exchange Act.  Nothing in this Section 13 shall require
			disclosure of revocable proxies received by the stockholder or
			Stockholder Associated Person pursuant to a solicitation of proxies
			after the filing of an effective Schedule 14A by such stockholder
			or Stockholder Associated Person under Section 14(a) of the
			Exchange Act.
      Section 14.	 Voting by Ballot.  Voting on any question or in any
	  election may be viva voce unless the chairman of the meeting shall order
	  or any stockholder shall demand that voting be by ballot.

ARTICLE III

Board of Directors
      Section 1.	General Powers.  The business and affairs of the
	  Corporation shall be managed under the direction of its Board of
	  Directors.
      Section 2.	Number and Tenure.  The number of Directors shall be not
	  less than the minimum number required by the Maryland General Corporation
	  Law (the "MGCL").  Subject to the minimum number of Directors described
	  in the immediately preceding sentence, the number of Directors of the
	  Corporation shall be fixed only by a vote of the Board of Directors.
      Section 3.	Qualifications. Directors need not be stockholders. Each
	  Director shall hold office until the earlier of: (a) the expiration of
	  his term and his or her successor shall have been elected and qualifies,
	  (b) his or her death, (c) his or her resignation, or (d) his or her
	  removal. To be eligible for nomination as a Director a person must, at
	  the time of such person's nomination, (a) have Relevant Experience and
	  Country Knowledge (as defined below), (b) not have any Conflict of
	  Interest (as defined below) and (c) not be over 75 years of age, unless
	  the Nominating and Governance Committee of the Board of Directors
	  determines to except such person from that clause based on its
	  determination that such person's continued service on the Board of
	  Directors would be in the best interests of the Corporation, giving
	  consideration to, among other things, the person's leadership role(s)
	  on the Board. Whether a proposed nominee satisfies the foregoing
	  qualifications shall be determined by the Nominating and Governance
	  Committee or, in the absence of such a Committee, by the Board of
	  Directors, each in its sole discretion.
      "Relevant Experience and Country Knowledge" means experience in business,
	  investment, economic or political matters of Germany or the United States
	  through service for five of the past 25 years (except where a shorter
	  period is noted) in one or more of the following occupations:
(1)	senior executive officer or partner of a financial or industrial business headquartered in Germany that has annual revenues of at least the equivalent of US $500 million,
(2)	senior executive officer or partner of a financial or industrial business headquartered in the United States that has annual revenues of at least the equivalent of US $500 million and whose management responsibilities include supervision of European business operations,
(3)	director (or the equivalent) for one of the past 10 years of one or more investment businesses or vehicles (including this Corporation) a principal focus of which is investment in Germany and that have at least the equivalent of US $25 million in combined total assets of their own,
(4)	senior executive officer, partner or member of the board of directors (or equivalent, such as  member of a supervisory board) of an investment management business having at least the equivalent of US $500 million in securities of
German companies or securities principally traded in Germany under discretionary management for others,
(5)	senior executive officer or partner of a business consulting, accounting or law firm having at least 100 professionals and whose principal responsibility involves or involved providing services involving European matters for financial or industrial businesses, investment businesses or vehicles or investment management businesses as described in (1)-(4) above,
(6)	senior official (including ambassador or minister) (i) in the national government, a government agency or the central bank of Germany or the United
States, (ii) in a major supranational agency or organization of which
Germany or the United States is a member, or (iii) in a leading international trade organization relating to Germany or the United States, in each case in the area of finance, economics, trade or foreign relations, or
(7)	current director or senior officer (without regard to years of service) of an investment manager or adviser of the Corporation, or of any entity controlling or under common control with an investment manager or adviser of the Corporation.
For purposes of clauses (1)-(5) of the preceding sentence and clauses (1)-(2)
of the next paragraph, the term "financial or industrial business" includes a financial or industrial business unit within a larger enterprise; the term
"investment businesses or vehicles" includes an investment business unit or investment vehicle within a larger enterprise; the term "investment management business" includes an investment management business unit within a larger enterprise; and the term "investment vehicle" includes an investment vehicle within a larger enterprise; but in each case only to the extent the unit satisfies the revenue, asset and other requirements specified for the business or vehicle in clauses (1)-(5) of the preceding sentence or clauses (1)-(2) of the next paragraph.
      "Conflict of Interest" means the presence of a conflict with the
	  interests of the Corporation or its operations through any of the
	  following:
(1)	current position (a) as a director, officer, partner or employee of another investment vehicle a significant (i.e., 25% or more of total assets) focus of which is securities of German companies or securities principally traded in
German markets and that does not have the same investment adviser as the
Corporation or an investment adviser affiliated with an investment adviser of the Corporation and (b) having direct and regular responsibilities relating to that investment vehicle,
(2)	current position as (a) a director, officer, partner or employee of the sponsor (or equivalent) of an investment vehicle described in the previous point and (b) having direct and regular responsibilities relating to that investment vehicle, or
(3)	current position as an official of a governmental agency or self-regulatory body having responsibility for regulating the Corporation or the markets in which it proposes to invest.
      Section 4.	Vacancies.  Subject to the provisions of the Investment
	  Company Act, each vacancy on the Board of Directors of the Corporation
	  may be filled only by the affirmative vote of a majority of the remaining
	  Directors in office, even if the remaining Directors do not constitute a
	  quorum.  Any Director elected to fill a vacancy shall hold office for
	  the remainder of the full term of the class of Directors in which the
	  vacancy occurred and until a successor is elected and qualifies.
      Section 5.	Place of Meeting.  The Directors may hold their meetings,
	  have one or more offices, and keep the books of the Corporation at any
	  office or offices of the Corporation or at any other place as they may
	  from time to time by resolution determine, or in the case of meetings,
	  as they may from time to time by resolution determine or as shall be
	  specified or fixed in the respective notices or waivers of notice
	  thereof.
      Section 6.	Annual and Regular Meetings.  The annual meeting of the
	  Board of Directors shall be held as soon as practicable after the annual
	  meeting of the stockholders.  The Board of Directors may provide, by
	  resolution, the time and place, either within or without the State of
	  Maryland, for the holding of regular meetings of the Board of Directors
	  without other notice than such resolution.
      Section 7.	Special Meetings.  Special meetings of the Board of
	  Directors may be called by the Chairman of the Board, the Chief Executive
	  Officer, the President, the Secretary or two or more Directors who are
	  then appointed to the Executive Committee.  The person or persons
	  authorized to call special meetings of the Board of Directors may fix
	  any place as the place for holding any special meeting of the Board of
	  Directors called by them.
      Section 8.	Notice.  Notice of any special meeting of the Board of
	  Directors shall be delivered personally or by telephone, facsimile
	  transmission, United States mail or courier to each Director at his
	  business or residence address and may also be provided by electronic
	  mail.  Notice by personal delivery, by telephone, electronic mail or a
	  facsimile transmission shall be given at least two days prior to the
	  meeting.  Notice by mail shall be given at least five days prior to the
	  meeting and shall be deemed to be given when deposited in the United
	  States mail properly addressed, with postage thereon prepaid.  Telephone
	  notice shall be deemed to be given when the Director is personally given
	  such notice in a telephone call to which he or she is a party.
	  Electronic mail notice shall be deemed to be given upon transmission of
	  the message to the electronic mail address given to the Corporation by
	  the Director.  Facsimile transmission notice shall be deemed to be given
	  upon completion of the transmission of the message to the number given
	  to the Corporation by the Director and receipt of a completed answer-back
	  indicating receipt. Neither the business to be transacted at, nor the
	  purpose of, any annual, regular or special meeting of the Board of
	  Directors need be stated in the notice, unless specifically required by
	  statute or these Bylaws.
      Section 9.	Quorum and Voting.  A majority of the Board of Directors
	  then in office shall constitute a quorum for the transaction of business,
	  provided that, if less than a majority of such Directors are present at
	  said meeting, a majority of the Directors present may adjourn the meeting
	  from time to time without further notice, and provided further that if,
	  pursuant to the charter of the Corporation or these Bylaws, the vote of
	  a majority of a particular group of Directors is required for action, a
	  quorum must also include a majority of such group.  The action of the
	  majority of the Directors present at any meeting at which a quorum is
	  present shall be the action of the Board of Directors, unless the
	  concurrence of a greater proportion is required for such action by
	  applicable statute.
      Section 10.	Telephone Meetings.  Directors may participate in a
	  meeting by means of a conference telephone or similar communications
	  equipment if all persons participating in the meeting can hear each
	  other at the same time; provided that no such meeting by conference
	  telephone or similar communications equipment may be held for the
	  purpose of voting to approve or continue any investment advisory contract
	  pursuant to Section 15 of the Investment Company Act.  Participation in
	  a meeting by these means constitutes presence in person at the meeting.
      Section 11.	Informal Action by the Board of Directors.  Any action
	  required or permitted to be taken at any meeting of the Board of
	  Directors may be taken without a meeting, if a consent to such action is
	  given in writing or by electronic transmission by each Director and such
	  consent is subsequently filed with the minutes of the proceedings of the
	  Board or such committee; provided that no such action by consent may be
	  taken to approve or continue an investment advisory contract pursuant to
	  Section 15 of the Investment Company Act.
      Section 12.	Compensation of Directors.  Directors shall be entitled to
	  receive such compensation from the Corporation for their services as may
	  from time to time be voted by the Board of Directors.
      Section 13.	Reliance.  Each Director and officer of the Corporation
	  shall, in the performance of his or her duties with respect to the
	  Corporation, be entitled to rely on any information, opinion, report or
	  statement, including any financial statement or other financial data,
	  prepared or presented by an officer or employee of the Corporation whom
	  the Director or officer reasonably believes to be reliable and competent
	  in the matters presented, by a lawyer, certified public accountant or
	  other person, as to a matter which the Director or officer reasonably
	  believes to be within the person's professional or expert competence,
	  or, with respect to a Director, by a committee of the Board of Directors
	  on which the Director does not serve, as to a matter within its
	  designated authority, if the Director reasonably believes the committee
	  to merit confidence.
      Section 14.	Emergency Provisions.  Notwithstanding any other provision
	  in the Charter or these Bylaws, this Section 15 shall apply during the
	  existence of any catastrophe, or other similar emergency condition
	  affecting the Company, as a result of which a quorum of the Board of
	  Directors under Article III of these Bylaws cannot readily be obtained
	  (an "Emergency").  During any Emergency, unless otherwise provided by the
	  Board of Directors, (i) a meeting of the Board of Directors or a
	  committee thereof may be called by any Director or officer by any means
	  feasible under the circumstances; (ii) notice of any meeting of the Board
	  of Directors during such an Emergency may be given less than 24 hours
	  prior to the meeting to as many Directors and by such means as may be
	  feasible at the time, including publication, television or radio; and
	  (iii) the number of Directors necessary to constitute a quorum shall be
	  one-third of the entire Board of Directors.

ARTICLE IV

Committees
      Section 1.	Number, Tenure and Qualifications.  The Board of Directors
	  may appoint from among its members an Audit Committee and other
	  committees, composed of one or more Directors, to serve at the pleasure
	  of the Board of Directors.  The Board of Directors may appoint from
	  among its members an Executive Committee composed of two or more
	  Directors, to serve at the pleasure of the Board of Directors.
      Section 2.	Powers.  The Board of Directors may delegate to committees
	  appointed under Section 1 of this Article any of the powers of the Board
	  of Directors, except as prohibited by law.
      Section 3.	Meetings.  Notice of committee meetings shall be given in
	  the same manner as notice for special meetings of the Board of Directors.
	  A majority of the members of the committee shall constitute a quorum for
	  the transaction of business at any meeting of the committee. The act of
	  a majority of the committee members present at a meeting shall be the
	  act of such committee. The Board of Directors may designate a chairman
	  of any committee, and such chairman or any two members of any committee
	  (if there are at least two members of the committee) may fix the time and
	  place of its meeting unless the Board shall otherwise provide. In the
	  absence of any member of any such committee, the members thereof present
	  at any meeting, whether or not they constitute a quorum, may appoint
	  another Director to act in the place of such absent member. Each
	  committee shall keep minutes of its proceedings.
      Section 4.	Telephone Meetings.  Members of a committee of the Board
	  of Directors may participate in a meeting by means of a conference
	  telephone or similar communications equipment if all persons
	  participating in the meeting can hear each other at the same time;
	  provided that no such meeting by conference telephone or similar
	  communications equipment may be held for the purpose of voting to approve
	  or continue any investment advisory contract pursuant to Section 15 of
	  the Investment Company Act.  Participation in a meeting by these means
	  constitutes presence in person at the meeting.
      Section 5.	Informal Action by Committees.  Any action required or
	  permitted to be taken at any meeting of a committee of the Board of
	  Directors may be taken without a meeting, if a consent to such action is
	  given in writing or by electronic transmission by each member of the
	  committee and such consent is subsequently filed with the minutes of
	  proceedings of such committee; provided that no such action by written
	  consent may be taken to approve or continue an investment advisory
	  contract pursuant to Section 15 of the Investment Company Act.
      Section 6.	Vacancies.  Subject to the provisions hereof, the Board of
	  Directors shall have the power at any time to change the membership of
	  any committee, to fill all vacancies, to designate alternate members to
	  replace any absent or disqualified member or to dissolve any such
	  committee.

ARTICLE V

Officers
      Section 1.	General Provisions.  The officers of the Corporation shall
	  include a Chief Executive Officer, a President, a Secretary and a
	  Treasurer and may include a Chairman of the Board, a Vice Chairman of
	  the Board, one or more Vice Presidents, a Chief Operating Officer, a
	  Chief Financial Officer, one or more Assistant Secretaries and one or
	  more Assistant Treasurers.  In addition, the Board of Directors may from
	  time to time appoint such other officers with such powers and duties as
	  they shall deem necessary or desirable.  The officers of the Corporation
	  shall be elected annually by the Board of Directors at the first meeting
	  of the Board of Directors held after each annual meeting of stockholders,
	  except that the Chief Executive Officer may appoint one or more Vice
	  Presidents, Assistant Secretaries and Assistant Treasurers.  If the
	  election of officers shall not be held at such meeting, such election
	  shall be held as soon thereafter as may be convenient.  Each officer
	  shall hold office until his or her successor is elected and qualifies or
	  until his or her death, resignation or removal in the manner hereinafter
	  provided.  Any two or more offices except President and Vice President
	  may be held by the same person.  In its discretion, the Board of
	  Directors may leave unfilled any office except that of President,
	  Treasurer and Secretary.  Election of an officer or agent shall not of
	  itself create contract rights between the Corporation and such officer
	  or agent.
      Section 2.	Removal and Resignation.  Any officer or agent of the
	  Corporation may be removed by the Board of Directors if in its judgment
	  the best interests of the Corporation would be served thereby, but such
	  removal shall be without prejudice to the contract rights, if any, of
	  the person so removed.  Any officer of the Corporation may resign at any
	  time by giving written notice of his or her resignation to the Board of
	  Directors, the Chairman of the Board, the President or the Secretary.
	  Any resignation shall take effect at any time subsequent to the time
	  specified therein or, if the time when it shall become effective is not
	  specified therein, immediately upon its receipt.  The acceptance of a
	  resignation shall not be necessary to make it effective unless otherwise
	  stated in the resignation.  Such resignation shall be without prejudice
	  to the contract rights, if any, of the Corporation.
      Section 3.	Vacancies.  A vacancy in any office may be filled by the
	  Board of Directors for the balance of the term.
      Section 4.	Chairman of the Board.  The Board of Directors shall
	  designate from among its members a Chairman of the Board.  The Chairman
	  of the Board shall preside over the meetings of the Board of Directors
	  and of the stockholders at which he or she shall be present.  The
	  Chairman of the Board shall perform such other duties as may be assigned
	  to him or her by the Board of Directors.
      Section 5.	Chief Executive Officer.  The Board of Directors may
	  designate a Chief Executive Officer.  In the absence of such designation,
	  the Chairman of the Board shall be the Chief Executive Officer of the
	  Corporation.  The Chief Executive Officer shall have general
	  responsibility for implementation of the policies of the Corporation, as
	  determined by the Board of Directors, and for the management of the
	  business and affairs of the Corporation.  He or she may execute any deed,
	  mortgage, bond, contract or other instrument, except in cases where the
	  execution thereof shall be expressly delegated by the Board of Directors
	  or by these Bylaws to some other officer or agent of the Corporation or
	  shall be required by law to be otherwise executed.
      Section 6.	President.  The President shall have the responsibilities
	  and duties as set forth by the Board of Directors or, in the event that
	  the offices of Chief Executive Officer and President are not held by the
	  same person, the Chief Executive Officer.
      Section 7.	Chief Operating Officer.  The Board of Directors may
	  designate a Chief Operating Officer.  The Chief Operating Officer shall
	  have the responsibilities and duties as set forth by the Board of
	  Directors or the Chief Executive Officer.
      Section 8.	Chief Financial Officer.  The Board of Directors may
	  designate a Chief Financial Officer.  The Chief Financial Officer shall
	  have the responsibilities and duties as set forth by the Board of
	  Directors or the Chief Executive Officer.
      Section 9.	Vice Presidents.  In the absence of the Chief Executive
	  Officer and the President or in the event of a vacancy in such office,
	  the Vice President (or in the event there be more than one Vice
	  President, the Vice Presidents in the order designated at the time of
	  their election or, in the absence of any designation, then in the order
	  of their election) shall perform the duties of the Chief Executive
	  Officer and the President and when so acting shall have all the powers
	  of and be subject to all the restrictions upon the Chief Executive
	  Officer and the President; and shall perform such other duties as from
	  time to time may be assigned to him by the President or by the Board of
	  Directors.  The Board of Directors or the Chief Executive Officer may
	  designate one or more Vice Presidents as executive Vice President or as
	  Vice President for particular areas of responsibility.
      Section 10.	Secretary.  The Secretary shall (a) keep the minutes of
	  the proceedings of the stockholders, the Board of Directors and
	  committees of the Board of Directors in one or more books provided for
	  that purpose; (b) see that all notices are duly given in accordance with
	  the provisions of these Bylaws or as required by law; (c) be custodian of
	  the corporate records and of the seal of the Corporation; (d) keep a
	  register of the post office address of each stockholder which shall be
	  furnished to the Secretary by such stockholder; (e) have general charge
	  of the share transfer books of the Corporation; and (f) in general
	  perform such other duties as from time to time may be assigned to him by
	  the Chief Executive Officer, the President or by the Board of Directors.
      Section 11.	Treasurer.  The Treasurer shall have the custody of the
	  funds and securities of the Corporation and shall keep full and accurate
	  accounts of receipts and disbursements in books belonging to the
	  Corporation and shall deposit all moneys and other valuable effects in
	  the name and to the credit of the Corporation in such depositories as may
	  be designated by the Board of Directors.
      The Treasurer shall disburse the funds of the Corporation as may be
	  ordered by the Board of Directors, taking proper vouchers for such
	  disbursements, and shall render to the President and Board of Directors,
	  at the regular meetings of the Board of Directors or whenever it may so
	  require, an account of all his or her transactions as Treasurer and of
	  the financial condition of the Corporation.
      If required by the Board of Directors, the Treasurer shall give the
	  Corporation a bond in such sum and with such surety or sureties as shall
	  be satisfactory to the Board of Directors for the faithful performance
	  of the duties of his or her office and for the restoration to the
	  Corporation, in case of his or her death, resignation, retirement or
	  removal from office, of all books, papers, vouchers, moneys and other
	  property of whatever kind in his or her possession or under his or her
	  control belonging to the Corporation.
      Section 12.	Assistant Secretaries and Assistant Treasurers.  The
	  Assistant Secretaries and Assistant Treasurers, in general, shall perform
	  such duties as shall be assigned to them by the Secretary or Treasurer,
	  respectively, or by the Chief Executive Officer or the Board of
	  Directors.  The Assistant Treasurers shall, if required by the Board of
	  Directors, give bonds for the faithful performance of their duties in
	  such sums and with such surety or sureties as shall be satisfactory to
	  the Board of Directors.
      Section 13.	Salaries.  The salaries and other compensation of the
	  officers shall be fixed from time to time by the Board of Directors and
	  no officer shall be prevented from receiving such salary or other
	  compensation by reason of the fact that he or she is also a Director.

ARTICLE VI

Contracts, Loans, Checks and Deposits
      Section 1.	Contracts.  The Board of Directors may authorize any
	  officer or agent to enter into any contract or to execute and deliver any
	  instrument in the name of and on behalf of the Corporation and such
	  authority may be general or confined to specific instances.  Any
	  agreement, deed, mortgage, lease or other document executed by one or
	  more of the Directors or by an  authorized person shall be valid and
	  binding upon the Board of Directors and upon the Corporation when
	  authorized or ratified by action of the Board of Directors.
      Section 2.	Checks and Drafts.  All checks, drafts or other orders for
	  the payment of money, notes or other evidences of indebtedness issued in
	  the name of the Corporation shall be signed by such officer or agent of
	  the Corporation in such manner as shall from time to time be determined
	  by the Board of Directors.
      Section 3.	Deposits.  All funds of the Corporation not otherwise
	  employed shall be deposited from time to time to the credit of the
	  Corporation in such banks, trust companies or other depositories as the
	  Board of Directors may designate.

ARTICLE VII

Stock
      Section 1.	Certificates; Required Information.  The Board of
	  Directors may authorize the Corporation to issue some or all of the
	  shares of any class of its stock without certificates.  In the event
	  that the Corporation issues shares of stock represented by certificates,
	  such certificates shall be in such form as prescribed by the Board of
	  Directors or a duly authorized officer, shall contain the statements and
	  information required by the MGCL and shall be signed by the officers of
	  the Corporation in the manner permitted by the MGCL.  In the event that
	  the Corporation issues shares of stock without certificates, to the
	  extent then required by the MGCL, the Corporation shall provide to record
	  holders of such shares a written statement of the information required by
	  the MGCL to be included on stock certificates.  There shall be no
	  differences in the rights and obligations of stockholders based on
	  whether or not their shares are represented by certificates.  If shares
	  of a class of stock are authorized by the Board of Directors to be issued
	  without certificates, no stockholder shall be entitled to a certificate
	  or certificates representing any shares of such class of stock held by
	  such stockholder unless otherwise determined by the Board of Directors
	  and then only upon written request by such stockholder to the Secretary
	  of the Corporation.
      Section 2.	Transfers.  All transfers of shares of stock shall be made
	  on the books of the Corporation, by the holder of the shares, in person
	  or by his, her or its attorney, in such manner as the Board of Directors
	  or any officer of the Corporation may prescribe and, if such shares are
	  certificated, upon surrender of certificates duly endorsed.  The issuance
	  of a new certificate upon the transfer of certificated shares is subject
	  to the determination of the Board of Directors that such shares shall no
	  longer be represented by certificates.  Upon the transfer of any
	  uncertificated shares, to the extent then required by the MGCL, the
	  Corporation shall provide to the record holders of such shares a written
	  statement of the information required by the MGCL to be included on stock
	  certificates.	The Corporation shall be entitled to treat the holder of
	  record of any share of stock as the holder in fact thereof and,
	  accordingly, shall not be bound to recognize any equitable or other claim
	  to or interest in such share or on the part of any other person, whether
	  or not it shall have express or other notice thereof, except as otherwise
	  expressly provided by the laws of the State of Maryland.  Notwithstanding
	  the foregoing, transfers of shares of any class of stock will be subject
	  in all respects to the Charter and all of the terms and conditions
	  contained therein.
      Section 3.	Replacement Certificate.  Any officer of the Corporation
	  may direct a new certificate or certificates to be issued in place of any
	  certificate or certificates theretofore issued by the Corporation alleged
	  to have been lost, destroyed, stolen or mutilated, upon the making of an
	  affidavit of that fact by the person claiming the certificate to be lost,
	  destroyed, stolen or mutilated; provided, however, if such shares have
	  ceased to be certificated, no new certificate shall be issued unless
	  requested in writing by such stockholder and the Board of Directors has
	  determined that such certificates may be issued.  Unless otherwise
	  determined by an officer of the Corporation, the owner of such lost,
	  destroyed, stolen or mutilated certificate or certificates, or his or
	  her legal representative, shall be required, as a condition precedent to
	  the issuance of a new certificate or certificates, to give the
	  Corporation a bond in such sums as it may direct as indemnity against
	  any claim that may be made against the Corporation.
      Section 4.	Fixing of Record Date.  Subject to Article II, Section 3(b)
	  of these Bylaws, in advance, a record date may be set, for the purpose of
	  determining stockholders entitled to notice of or to vote at any meeting
	  of stockholders, by the Chief Executive Officer, the President or the
	  Board of Directors, whoever shall have called the meeting.  The Board of
	  Directors may set, in advance, the record date for determining
	  stockholders entitled to receive payment of any dividend or the allotment
	  of any other rights, or in order to make a determination of stockholders
	  for any other proper purpose.  Such date, in any case, shall not be prior
	  to the close of business on the day the record date is fixed and shall be
	  not more than 90 days and, in the case of a meeting of stockholders, not
	  less than ten days, before the date on which the meeting or particular
	  action requiring such determination of stockholders of record is to be
	  held or taken.  When a record date for the determination of stockholders
	  entitled to notice of and to vote at any meeting of stockholders has been
	  set as provided in this section, such record date shall continue to apply
	  to the meeting if adjourned or postponed, except if the meeting is
	  adjourned or postponed to a date more than 120 days after the record date
	  originally fixed for the meeting, in which case a new record date for
	  such meeting may be determined as set forth herein.
      Section 5.	Stock Ledger.  The Corporation shall maintain at its
	  principal office or at the office of its transfer agent, an original or
	  duplicate stock ledger containing the name and address of each
	  stockholder and the number of shares of each class held by such
	  stockholder.
      Section 6.	Fractional Stock.  The Board of Directors may authorize
	  the Corporation to issue fractional stock on such terms and under such
	  conditions as it may determine.

ARTICLE VIII

Corporate Seal
      Section 1.	In General.  The Board of Directors may provide for a
	  suitable corporate seal, in such form and bearing such inscriptions as it may determine.
      Section 2.	Affixing Seal.  Whenever the Corporation is permitted or
	  required to affix its seal to a document, it shall be sufficient to meet the requirements of any law, rule or regulation relating to a seal to place the word "(SEAL)" adjacent to the signature of the person authorized to execute the document on behalf of the Corporation.

ARTICLE IX

Fiscal Year
      The Board of Directors shall have the power, from time to time, to fix the fiscal year of the Corporation by a duly adopted resolution.

ARTICLE X

Distributions
      Section 1.	Authorization.  Dividends and other distributions upon the
	  stock of the Corporation may be authorized by the Board of Directors,
	  subject to the provisions of law and the charter of the Corporation.
	  Dividends and other distributions may be paid in cash, property or
	  stock of the Corporation, subject to the provisions of law and the
	  charter.
      Section 2.	Contingencies.  Before payment of any dividends or other
	  distributions, there may be set aside out of any assets of the
	  Corporation available for dividends or other distributions such sum or
	  sums as the Board of Directors may from time to time, in its absolute
	  discretion, think proper as a reserve fund for contingencies, for
	  equalizing dividends or other distributions, for repairing or maintaining
	  any property of the Corporation or for such other purpose as the Board
	  of Directors shall determine to be in the best interest of the
	  Corporation, and the Board of Directors may modify or abolish any such
	  reserve in the manner in which it was created.

ARTICLE XI

Waiver of Notice
      Whenever any notice of a meeting is required to be given pursuant to the
	  charter of the Corporation or these Bylaws or pursuant to applicable law,
	  a waiver thereof in writing, signed by the person or persons entitled to
	  such notice, whether before or after the time stated therein, shall be
	  deemed equivalent to the giving of such notice.  Neither the business to
	  be transacted at nor the purpose of any meeting need be set forth in the
	  waiver of notice, unless specifically required by statute.  The
	  attendance of any person at any meeting shall constitute a waiver of
	  notice of such meeting, except where such person attends a meeting for
	  the express purpose of objecting to the transaction of any business on
	  the ground that the meeting is not lawfully called or convened.

ARTICLE XII

Indemnification
      The Corporation shall indemnify to the fullest extent permitted by law
	  (including the Investment Company Act) as currently in effect or as the
	  same may hereafter be amended, any person made or threatened to be made
	  a party to, or witness in, any action, suit or proceeding, whether
	  criminal, civil, administrative or investigative, by reason of the fact
	  that such person or such person's testator or intestate is or was a
	  Director or officer of the Corporation or serves or served at the request
	  of the Corporation any other enterprise as a Director or officer.  To the
	  fullest extent permitted by law (including the Investment Company Act)
	  as currently in effect or as the same may hereafter be amended, expenses
	  incurred by any such person in defending any such action, suit or
	  proceeding shall be paid or reimbursed by the Corporation promptly upon
	  receipt by it of an undertaking of such person to repay such expenses if
	  it shall ultimately be determined that such person is not entitled to be
	  indemnified by the Corporation.  The rights provided to any person by
	  this Article XII shall be enforceable against the Corporation by such
	  person who shall be presumed to have relied upon it in serving or
	  continuing to serve as a Director or officer as provided above.  No
	  amendment of this Article XII shall impair the rights of any person
	  arising at any time with respect to events occurring prior to such
	  amendment.  For purposes of this Article XII, the term "Corporation"
	  shall include any predecessor of the Corporation and any constituent
	  corporation (including any constituent of a constituent) absorbed by the
	  Corporation in a consolidation or merger; the term "other enterprise"
	  shall include any corporation, partnership, joint venture, trust or
	  employee benefit plan; service "at the request of the Corporation" shall
	  include service as a Director or officer of the Corporation which
	  imposes duties on, or involves services by, such Director or officer with
	  respect to an employee benefit plan, its participants or beneficiaries;
	  any excise taxes assessed on a person with respect to an employee benefit
	  plan shall be deemed to be indemnifiable expenses; and action by a person
	  with respect to any employee benefit plan which such person reasonably
	  believes to be in the interest of the participants and beneficiaries of
	  such plan shall be deemed to be action not opposed to the best interests
	  of the Corporation.

ARTICLE XIII

Custodian
      Section 1.	In General.  The Corporation shall have as custodian or
	  custodians (including any sub-custodian) one or more trust companies or
	  banks of good standing which shall conform to the requirements of
	  Section 17(f) of the Investment Company Act and the rules promulgated
	  thereunder.  To the extent required by the Investment Company Act and
	  the rules promulgated thereunder, the funds and securities held by the
	  Corporation shall be kept in the custody of one or more such custodians
	  (and any sub-custodian), provided such custodian or custodians (and any
	  sub-custodian) can be found ready and willing to act.
      Section 2.	Resignation, Change or Inability to Serve.  The Corporation
	  shall upon the resignation, change or inability to serve of its custodian
	  (and any sub-custodian):
            (i)	in case of such resignation or inability to serve, use its best
			efforts to obtain a successor custodian;
            (ii)	require that the cash and securities owned by the
			Corporation be delivered directly to the successor custodian; and
            (iii)	in the event that no successor custodian can be found,
			submit to the stockholders before permitting delivery of the cash
			and securities owned by the Corporation otherwise than to a
			successor custodian, the question whether or not this Corporation
			shall be liquidated or shall function without a custodian.

ARTICLE XIV
Exclusive Forum for Certain Litigation
	Unless the Corporation consents in writing to the selection of an alternative forum, the Circuit Court for Baltimore City, Maryland, or, if that Court does not have jurisdiction, the United States District Court for the District of Maryland, Baltimore Division, shall be the sole and exclusive forum for (a) any derivative action or proceeding brought on behalf of the Corporation, (b) any action asserting a claim of breach of any duty owed by any Director or officer or other employee of the Corporation to the Corporation or to the stockholders of the Corporation,
	(c) any action asserting a claim against the Corporation or any Director or officer or other employee of the Corporation arising pursuant to any provision of the MGCL or the charter or Bylaws of the Corporation, or (d) any action asserting a claim against the Corporation or any Director or officer or other employee of the Corporation that is governed by the internal affairs doctrine.

ARTICLE XV

Amendment of Bylaws
      The Bylaws of the Corporation may be altered, amended, added to or repealed by a majority vote of the entire Board of Directors; the power to alter, amend, add to or repeal the Bylaws is vested exclusively in the Board of Directors.